Earnings Per Share	6 Months Ended
Jun. 30, 2016
Notes to Consolidated Financial Statements [Abstract]
Earnings Per Share

6. Earnings Per Share

The following table contains reconciliations of the numerator and denominators of the basic and diluted earnings per share computations for the three and six months ended June 30, 2016 and 2015:

	For the three months ended June 30,		For the six months ended June 30,

	2016	2015	2016	2015
Numerator:
Net income attributable to shareholders of FMC-AG & Co. KGaA	$293.950	$240.768	$521.966	$450.316

Denominators:
Weighted average number of Ordinary shares outstanding	305.507.271	304.172.400	305.416.228	303.929.089
Potentially dilutive Ordinary shares	258.027	1.155.218	228.752	1.052.769
Total weighted average Ordinary shares outstanding assuming dilution	305.765.298	305.327.618	305.644.980	304.981.858

Basic earnings per share	$0,96	$0,79	$1,71	$1,48
Fully diluted earnings per share	$0,96	$0,79	$1,71	$1,48

By resolution of the Company’s annual general meeting on May 12, 2011, the Company was authorized to conduct a share buy-back program to repurchase ordinary shares. The buy-back program commenced on May 20, 2013 and was completed on August 14, 2013 after 7,548,951 shares had been repurchased in the amount of €384,966 ($505,014). On February 16, 2016, the Company retired 6,549,000 of the repurchased shares from the buy-back program at an average weighted price of €51 per share ($57 per share on February 16, 2016).